Employees - Cilo Cybin Holdings Limited [member]	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Employees		13. EMPLOYEES No remuneration was paid to the Directors or other members of key personnel during the period ended.
Employees

17.	DIRECTORS EMOLUMENTS

	Basic Salary	Total
Executive
G.C Theron	1,620,000	1,620,000
R.M. Ledwaba	800,000	800,000
	2,420,000	2,420,000

CILO CYBIN HOLDINGS LIMITED

Annual financial statements for the year ended 31 March 2025

(Registration number 2022/320351/06)

NOTES TO THE ANNUAL FINANCIAL STATEMENTS